Share-Based Compensation And Other Related Information - Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of share-based payment arrangements [Abstract]
Share options outstanding, beginning (shares)	317,417	317,417	1,143,348	1,143,348
Granted (shares)			7,605	7,605
Granted (shares)	53,115	53,115
Exercised (shares)	(65,780)	(65,780)	(329,711)	(329,711)
Expired (shares)	(2,162)	(2,162)	(482,438)	(482,438)
Forfeited (shares)	(23,587)	(23,587)	(21,387)	(21,387)
Share options outstanding, ending (shares)	279,003	279,003	317,417	317,417
Outstanding, beginning of period (CAD$ per share) | $ / shares	$ 18.78		$ 33.84
Granted (CAD$ per share) | (per share)		$ 30.70	39.48	$ 39.45
Granted (CAD$ per share) | $ / shares	30.70
Exercised (CAD$ per share) | $ / shares	11.77		19.23
Expired (CAD$ per share) | $ / shares	41.62		53.41
Forfeited (CAD$ per share) | $ / shares	32.27		43.08
Outstanding, end of period (CAD$ per share) | $ / shares	$ 21.38		$ 18.78